Inventories (Inventory reserve) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Valuation Reserves Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 29,456	$ 26,419	$ 21,125
Charged to expense	51,917	8,171	10,093
Deductions or other	(3,485)	(5,134)	(4,799)
Balance at end of period	$ 77,888	$ 29,456	$ 26,419